Global Real Estate Fund (Prospectus Summary) | Global Real Estate Fund
GLOBAL REAL ESTATE FUND
Investment Objective
The Fund seeks high total return through long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your
Variable Contract prospectus for more details on the separate account fees.

The adviser has contractually agreed to reimburse the expenses of the Fund until
September 30, 2013, so that the Fund's Total Annual Fund Operating Expenses
After Expense Reimbursement do not exceed 0.95%. This agreement will be renewed in terms of one year unless terminated by the Board of Directors prior to any such renewal.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Real Estate Fund GLOBAL REAL ESTATE FUND
Management Fees	0.75%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.92%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect charges imposed by the Variable
Contract. See the Variable Contract prospectus for information on such charges.
Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Global Real Estate Fund GLOBAL REAL ESTATE FUND	94	293	509	1,131

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in real estate and real estate-related companies. A company is considered a "real estate company" or "real estate-related company" if at least 50% of its net assets, gross income or net profits are attributable to ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. The principal type of securities purchased by the Fund is common stock. The Fund's investments in real estate and real estate-related companies may include real estate investment trusts ("REITs"), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.

In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund's direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 75% of its total assets in foreign securities, including securities of issuers in emerging markets. The Fund expects to invest a substantial portion of its assets in the securities of issuers economically tied to Japan, the
United Kingdom, Australia, Hong Kong, Singapore, China, Canada and Continental Europe.
The sub-adviser considers an investment tied economically to a country if the investment is exposed to the economic risks and returns of such country. From time to time, the
Fund's investments with respect to a particular country may exceed 25% of its investment portfolio.
Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Real Estate Investments Risk: Securities of companies in the real estate industry are sensitive to several factors, such as changes in real estate values, interest rates, cash flow, occupancy rates, and greater company liabilities.

REITs Risk: The performance of a REIT depends on current economic conditions and the types of real property in which it invests and how well the property is managed. If a REIT concentrates its investments in a geographic region or property type, changes in underlying real estate values may have an exaggerated effect on the value of the REIT.

Equity Securities Risk: The Fund invests primarily in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Concentration Risk: The Fund invests substantially in securities related to the real estate industry. Substantial investments in a particular industry or sector make the Fund's performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular industry, group of industries, or sector than a fund that invests more broadly.

Currency Risk: Because the Fund's foreign investments are generally held in foreign currencies, the Fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Such gains or losses may be substantial.

Emerging Markets Risk: In addition to the risks associated with investments in foreign securities, emerging market securities are subject to additional risks, which cause these securities generally to be more volatile than securities of issuers located in developed countries.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S.
companies that have significant foreign operations may be subject to foreign investment risk.

Geographic Concentration Risk: If the Fund invests a significant portion of its assets in issuers located in a single country, a limited number of countries, or a particular geographic region, it assumes the risk that economic, political and social conditions in those countries or that region may have a significant impact on its investment performance.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate, sometimes dramatically, from day-to-day. The prices of stocks and other equity securities tend to be more volatile than those of fixed income securities.

Synthetic Securities Risk: Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate.
Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the
Financial Times Stock Exchange European Public Real Estate Association /
National Association of Real Estate Investment Trusts ("FTSE EPRA/NAREIT")
Developed Index (formerly FTSE EPRNA/NAREIT Global Real Estate Composite). Fees
and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the
Fund will perform in the future.

Invesco Advisers, Inc. ("Invesco") is responsible for investing the portion of the Fund's assets invested in domestic real estate securities. Goldman Sachs
Asset Management, L.P. ("GSAM") is generally responsible for investing the portion of the Fund's assets invested in international real estate securities.
As of July 31, 2012, GSAM managed approximately 60% of the Fund's assets and
Invesco managed approximately 40% of the Fund's assets. The percentage of the
Fund's assets that each sub-adviser manages may, at VALIC's discretion, change from time to time.

During the periods shown in the bar chart, the highest return for a quarter was
27.35% (quarter ending June 30, 2009) and the lowest return for a quarter was
-21.47% (quarter ending March 31, 2009). For the year-to-date through June 30,
2012, the Fund's return was 16.64%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Global Real Estate Fund	Label	1 Year	Since Inception	Inception Date
GLOBAL REAL ESTATE FUND	Fund	(8.00%)	(1.91%)	Mar. 10, 2008
FTSE EPRA/NAREIT Developed Index	FTSE EPRA/NAREIT Developed Index	(5.82%)	(1.94%)	Mar. 10, 2008